Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	Premier Multi-Series VIT
Central Index Key	0001551431
Amendment Flag	false
Document Creation Date	Apr. 23, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018